Summary of significant accounting policies (Details 2)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
Product Information [Line Items]
Total revenues	$ 40,753,476	¥ 290,441,871	¥ 263,642,156
Central Processing Advertising Algorithm Services [Member]
Product Information [Line Items]
Total revenues	40,753,476	290,441,871	253,706,643
Sales Of Intelligent Chips [Member]
Product Information [Line Items]
Total revenues			¥ 9,935,513